Intangibles (Lease premium and related accumulated amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 400,000
Accumulated amortization	(138,059)	(113,188)
Finite-lived intangible assets	261,941	286,812
Lease Premium
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	73,300	77,977
Accumulated amortization	(48,356)	(40,718)
Finite-lived intangible assets	$ 24,944	$ 37,259